FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-02120

Security Income Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Thomas A Swank, President, Security Income Fund
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of Fiscal year-end: 12/31

Date of reporting period: 7/1/2006 - 6/30/2007


=================== DIVERSIFIED INCOME SERIES ====================
 NO RECORDS TO REPORT



=================== HIGH YIELD SERIES ===================


DOUBLE HULL TANKERS, INC.

Ticker:       DHT            Security ID:  Y21110104
Meeting Date: JUN 20, 2007   Meeting Type: Annual
Record Date:  MAY 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Randee Day                For       For        Management
2     APPOINTMENT OF INDEPENDENT REGISTERED     For       For        Management
      PUBLIC ACCOUNTING FIRM.


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OPTEUM, INC.

Ticker:       OPX            Security ID:  68384A100
Meeting Date: APR 30, 2007   Meeting Type: Annual
Record Date:  MAR 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Kevin L. Bespolka          For       For        Management
1.2   Elect Director W.C. Mortenson             For       For        Management
2     Ratify Auditors                           For       For        Management


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SATELITES MEXICANOS SA

Ticker:                      Security ID:  803895AC5
Meeting Date: OCT 20, 2006   Meeting Type: Written Consent
Record Date:  SEP 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CHAPTER 11 PLAN OF REORGANIZATION OF      None      For        Management
      SATELITES MEXICANOS, S.A. DE C.V.


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UBIQUITEL OPERATING COMPANY

Ticker:                      Security ID:  90348AAG4
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE ADOPTION OF CERTAIN PROPOSED          None      For        Management
      AMENDMENTS TO THE INDENTURES.


=================== INCOME oPPORTUNITY SERIES ====================
NO RECORDS TO REPORT


=================== CAPITAL PRESERVATION SERIES ====================
NO RECORDS TO REPORT



SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Income Fund
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       (Registrant)


By /s/ Thomas A Swank, President
       (Signature & Title)